UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2020

Item 1. Schedule of Investments.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS ― 9.8%
	BROADCAST SERVICE/PROGRAM ― 0.8%
	Diamond Sports Group LLC / Diamond Sports Finance Co. (1)
$4,188,000	5.375%, 8/15/2026	$4,244,228

	BUILDINGS ― 0.2%
	PulteGroup, Inc.
1,196,000	6.000%, 2/15/2035	1,339,635

	E-COMMERCE/SERVICES ― 1.4%
	Uber Technologies, Inc. (1)
7,062,000	7.500%, 11/1/2023	7,397,374

	ENERGY ― 0.6%
	Occidental Petroleum Corp.
6,955,000	4.560%, 10/10/2036 (4)	3,508,137

	ENTERTAINMENT ― 0.3%
	International Game Technology PLC (1)
1,745,000	6.250%, 2/15/2022	1,844,081

	FINANCE AND INSURANCE ― 0.5%
	Lincoln National Corp.
3,000,000	4.262% (3 month U.S. LIBOR + 2.358%) (5), 5/17/2066	2,644,560

	INVESTMENT COMPANY ― 0.1%
	Apollo Management Holdings LP (1)
284,000	4.950% (5 Year TNCMR + 3.266%) (5), 1/14/2050	288,039

	LODGING ― 1.5%
	Marriott Ownership Resorts, Inc. (1)
5,353,000	4.750%, 1/15/2028	5,495,376
	Wyndham Destinations, Inc.
2,326,000	5.750%, 4/1/2027	2,530,333
		8,025,709
	MANUFACTURING ― 4.4%
	Ford Motor Credit Co LLC
9,356,000	5.085%, 1/7/2021	9,581,851
	General Motors Co.
13,254,000	2.791% (3 month U.S. LIBOR + 0.900%) (5), 9/10/2021	13,261,352
	Newell Brands, Inc.
657,000	3.150%, 4/1/2021	661,894
		23,505,097
	TOTAL CORPORATE BONDS
	(Cost $51,650,402)	52,796,860

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited) (Continued)

Principal
Amount		Value
	U.S. GOVERNMENT NOTES ― 28.4%
	United States Treasury Notes
$50,143,000	3.625%, 2/15/2020	$50,259,813
68,814,000	2.500%, 5/31/2020 (6)	69,053,013
34,000,000	2.625%, 11/15/2020	34,288,203

	TOTAL U.S. GOVERNMENT NOTES
	(Cost $153,594,684)	153,601,029

Number of
Shares
	CLOSED-END FUNDS ― 9.2%
703,209	BlackRock Corporate High Yield Fund, Inc.	7,875,941
139,253	BlackRock Credit Allocation Income Trust	1,946,757
156,536	BlackRock Debt Strategies Fund, Inc. (7)	1,753,203
102,970	BlackRock Limited Duration Income Trust (7)	1,687,678
34,770	BlackRock Municipal Income Trust	492,691
276,929	BlackRock MuniVest Fund, Inc.	2,522,823
50,612	First Trust High Income Long/Short Fund	797,139
83,537	Invesco Municipal Opportunity Trust	1,032,518
21,623	Invesco Municipal Trust	267,260
1,658,255	Invesco Senior Income Trust	7,113,914
1,403,159	Nuveen Credit Strategies Income Fund	10,762,230
222,945	Wells Fargo Income Opportunities Fund	1,877,197
252,638	Western Asset High Income Fund II, Inc.	1,702,780
1,393,376	Western Asset High Income Opportunity Fund, Inc.	7,064,416
172,106	Western Asset High Yield Defined Opportunity Fund, Inc.	2,693,459

	TOTAL CLOSED-END FUNDS
	(Cost $49,384,931)	49,590,006

	EXCHANGE TRADED FUNDS ― 4.3%
708,512	Invesco CEF Income Composite ETF	16,515,415
188,329	iShares Preferred & Income Securities ETF	7,079,287

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $22,629,270)	23,594,702

Number of
Shares/Units
	PREFERRED STOCKS ― 40.4%
	BANKS ― 4.8%
	Citizens Financial Group, Inc. Depositary Shares
7,169,000	5.500% (effective 4/6/2020, 3 month U.S. LIBOR + 3.960%) (2), 4/6/2020 (3)	7,215,276

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited) (Continued)

Number of
Shares/Units		Value
	GMAC Capital Trust I
229,764	8.125% (3 month U.S. LIBOR +5.785%) (5), 2/15/2040	$5,985,352
	Wells Fargo & Co. Depositary Shares
11,201,000	5.664% (3 month U.S. LIBOR +3.770%) (2), 3/15/2020 (3)	11,355,014
10,576	6.000%, 12/15/2020 (3)	274,870
46,391	5.700%, 3/15/2021 (3)	1,213,125
		26,043,637
	DIVERSIFIED BANKING INSTITUTIONAL ― 8.5%
	Bank of America Corp.
34,542	6.500%, 1/27/2020 (3)	862,859
39,349	6.200%, 1/29/2021 (3)	1,030,157
156,657	6.000%, 4/25/2021 (3)	4,135,745
73,985	6.000%, 5/16/2023 (3) (7)	2,033,848
	Bank of America Corp. Depositary Shares
7,174,000	5.125% (effective 6/20/2024, 3 month U.S. LIBOR + 3.292%) (2), 6/20/2024 (3)	7,597,625
	Capital One Financial Corp. Depositary Shares
14,043	6.200%, 12/1/2020 (3)	363,433
	Citigroup, Inc. Depositary Shares
19,770,000	5.875% (effective 3/27/2020, 3 month U.S. LIBOR + 4.059%) (2), 3/27/2020 (3)	19,875,671
5,429,000	5.950% (effective 8/15/2020, 3 month U.S. LIBOR + 4.095%) (2), 8/15/2020 (3)	5,556,283
	JPMorgan Chase & Co. Depositary Shares
4,072,000	5.406% (3 month U.S. LIBOR +3.470%) (5), 1/30/2020 (3)	4,114,837
		45,570,458
	FINANCE - INVESTMENT BANKER/BROKER ― 8.0%
	Goldman Sachs Group, Inc. Depositary Shares
23,391,000	5.375% (effective 5/10/2020, 3 month U.S. LIBOR + 3.922%) (2), 5/10/2020 (3)	23,685,376
1,077,000	5.500% (effective 8/10/2024, 5 Year TNCMR + 3.623%) (2), 8/10/2024 (3) (7)	1,153,736
547,000	4.950%, (effective 2/10/2025, 5 Year TNCMR + 3.234%) (2), 2/10/2025 (3)	567,718
	Morgan Stanley Depositary Shares
16,246,000	5.550% (effective 7/15/2020, 3 month U.S. LIBOR + 3.810%) (2), 7/15/2020 (3)	16,572,057
47,632	6.625%, 1/15/2020 (3)	1,190,800
		43,169,687
	FINANCE AND INSURANCE ― 3.5%
	AllianzGI Convertible & Income Fund (9)
151,505	5.625%, 9/20/2023 (3)	3,989,127
	Hartford Financial Services Group, Inc. (The) (7)
217,255	7.875% (effective 4/15/2022, 3 month U.S. LIBOR +5.596%) (2), 4/15/2042	6,167,869
	MetLife, Inc. Depositary Shares
7,371,000	5.250% (effective 6/15/2020, 3 month U.S. LIBOR + 3.575%) (2), 6/15/2020 (3)	7,479,759
	PartnerRe Ltd.
52,377	7.250%, 4/29/2021 (3)	1,411,036
		19,047,791

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited) (Continued)

Number of
Shares/Units		Value
	INVESTMENT COMPANIES ― 4.5%
	Apollo Global Management, Inc.
105,863	6.375%, 3/15/2022 (3)	$2,815,956
	Ares Management Corp.
396,906	7.000%, 6/30/2021 (3)	10,716,462
	Oaktree Capital Group LLC
43,975	6.625%, 6/15/2023 (3)	1,184,247
265,208	6.550%, 9/15/2023 (3)	7,171,224
	Stifel Financial Corp.
100,797	5.200%, 10/15/2047	2,582,419
		24,470,308
	PIPELINES ― 4.5%
	Energy Transfer Operating LP
516,203	7.600% (effective 5/15/2024, 3 month U.S. LIBOR + 5.161%) (2), 5/15/2024 (3) (7)	13,070,260
	MPLX LP Depositary Shares
8,185,000	6.875% (effective 2/15/2023, 3 month U.S. LIBOR + 4.652%) (2), 2/15/2023 (3)	8,266,850
	Enbridge, Inc.
42,478	4.000% (effective 6/1/2022, 5 Year TNCMR + 3.050%) (2), 6/1/2022 (3)	794,339
16,475	4.000% (effective 9/1/2022, 5 Year TNCMR + 3.150%) (2), 9/1/2022 (3)	312,860
20,762	4.000% (effective 6/1/2023, 5 Year TNCMR + 3.140%) (2), 6/1/2023 (3) (9)	437,663
82,612	4.400% (effective 3/1/2024, 5 Year TNCMR + 2.820%) (2), 3/1/2024 (3) (9)	1,614,238
		24,496,210
	REAL ESTATE INVESTMENT TRUST ― 2.5%
	Annaly Capital Management, Inc.
359,057	6.750% (effective 6/30/2024, 3 month U.S. LIBOR + 4.989%) (2), 6/30/2024 (3)	9,335,482
	Kimco Realty Corp.
150,150	5.250%, 12/20/2022 (3)	3,888,885
		13,224,367
	UTILITIES ― 4.1%
	Dominion Energy, Inc.
455,000	4.650% (effective 12/15/2024, 5 Year TNCMR + 2.993%) (2), 12/15/2024 (3)	464,746
	Duke Energy Corp.
171,632	5.750%, 6/15/2024 (3)	4,755,923
	Duke Energy Corp. Depositary Shares
4,508,000	4.875% (effective 9/16/2024, 5 Year TNCMR + 3.388%) (2), 9/16/2024 (3)	4,734,189
	Entergy Arkansas LLC
112,196	4.900%, 12/1/2052 (7)	2,919,340
35,404	4.750%, 6/1/2063	912,715
	Entergy Louisiana LLC
27,375	4.700%, 6/1/2063	702,169
60,764	4.875%, 9/1/2066	1,574,395
	Entergy Mississippi LLC
7,565	4.900%, 10/1/2066	200,472
	National Rural Utilities Cooperative Finance Corp.
218,854	5.500%, 5/15/2064	6,029,428
		22,293,377

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited) (Continued)

		Value
	TOTAL PREFERRED STOCKS
	(Cost $213,274,690)	$218,315,835

Number of
Shares

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING ― 0.3%
1,737,660	First American Government Obligations Fund, Class Z, 1.47% (8)	1,737,660
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
	(Cost $1,737,660)	1,737,660

	TOTAL INVESTMENTS ― 92.4%
	(Cost $492,271,637)	499,636,092
	Other Assets in Excess of Liabilities ― 7.6%	41,013,540
	TOTAL NET ASSETS ― 100.0%	$540,649,632

Floating Rate definitions:
LIBOR - London Inter-Bank Offered Rate
TNCMR - Treasury Note Constant Maturity Rate

Percentages are stated as a percent of net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and maybe sold in transactions exempt from registration only to qualified institutional buyers on a public offering registered under the Securities Act of 1933.  The security has been deemed liquid  by the advisor. At December 31, 2019, the value of these securities totaled $19,269,098.

(2)	Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed is as of period end.
(3)	Callable at any dividend payment on or after date disclosed.
(4)	Zero coupon bond. Rate shown is yield to maturity of the position.
(5)	Variable Rate security. Rates disclosed as of December 31, 2019.
(6)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(7)	All or a portion of this security is on loan.
(8)	Seven-day yield as of December 31, 2019.
(9)	These securities are illiquid at December 31, 2019, at which time the aggregate value of illiquid securities at $6,041,028 or 1.1% of net assets.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited) (Continued)

Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value and Unrealized Appreciation
CME Ultra Long Term U.S. Treasury Bond	(68)	March 2020	$(12,352,630)	$278,394

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 -
Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of December 31, 2019:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$52,796,860	$-	$52,796,860
U.S. Government Notes	153,601,029	-	-	153,601,029
Closed-End Funds	49,590,006	-	-	49,590,006
Exchange Traded Funds	23,594,702	-	-	23,594,702
Preferred Stocks	100,141,444	118,174,391	-	218,315,835
Investments Purchased with Proceeds from Securities Lending	1,737,660	-	-	1,737,660
Total Assets	$328,664,841	$170,971,251	$-	$499,636,092

Please refer to the Schedule of investments for further classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  February 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  Februar 25, 2020